Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.1%)
CONSUMER DISCRETIONARY (13.4%)
	APPAREL (0.7%)
71,700	Crocs, Inc. *	$3,003,513
	AUTO PARTS & EQUIPMENT (0.3%)
16,500	Visteon Corp. *	1,428,735
	COMMERCIAL SERVICES (1.6%)
89,900	Monro, Inc. (1)	7,030,180
	COMPUTERS (0.1%)
30,300	PlayAGS, Inc. *	367,539
	DISTRIBUTION & WHOLESALE (1.7%)
35,700	Pool Corp.	7,581,966
	ELECTRONICS (0.1%)
64,200	Turtle Beach Corp. *(1)	606,690
	ENGINEERING & CONSTRUCTION (0.6%)
24,400	TopBuild Corp. *	2,515,152
	ENTERTAINMENT (2.5%)
76,200	Churchill Downs, Inc.	10,454,640
29,400	Penn National Gaming, Inc. *	751,464
		11,206,104
	HOME BUILDERS (1.7%)
20,300	Cavco Industries, Inc. *	3,966,214
36,600	LCI Industries	3,920,958
		7,887,172
	HOUSEHOLD PRODUCTS (0.9%)
23,000	Helen of Troy, Ltd. *	4,135,170
	INTERNET (0.9%)
28,800	Stamps.com, Inc. *	2,405,376
58,000	Stitch Fix, Inc. Class A *(1)	1,488,280
		3,893,656
	LEISURE TIME (0.4%)
26,700	Planet Fitness, Inc. Class A *	1,993,956
	LODGING (0.1%)
17,900	Hilton Grand Vacations, Inc. *	615,581
	RETAIL (1.8%)
21,900	Asbury Automotive Group, Inc. *	2,448,201
18,900	Dave & Buster’s Entertainment, Inc. (1)	759,213
9,500	Lithia Motors, Inc. Class A	1,396,500
11,200	Shake Shack, Inc. Class A *(1)	667,184
19,800	Texas Roadhouse, Inc. (1)	1,115,136
21,800	Wingstop, Inc.	1,879,814
		8,266,048
		60,531,462
CONSUMER STAPLES (4.5%)
	COMMERCIAL SERVICES (0.3%)
12,600	Medifast, Inc. (1)	1,380,708
	FOOD (3.9%)
10,500	B&G Foods, Inc. (1)	188,265
59,200	Calavo Growers, Inc. (1)	5,362,928
59,800	J&J Snack Foods Corp. (1)	11,019,346
5,600	Lancaster Colony Corp.	896,560
		17,467,099
	RETAIL (0.3%)
8,700	Casey’s General Stores, Inc.	1,383,213
		20,231,020
FINANCIALS (10.4%)
	BANKS (2.1%)
206,496	First Financial Bankshares, Inc. (1)	7,248,009
33,900	Walker & Dunlop, Inc.	2,192,652
		9,440,661
	DIVERSIFIED FINANCIALS (3.2%)
34,700	Enova International, Inc. *	834,882
20,800	LendingTree, Inc. *(1)	6,311,552
125,100	Stifel Financial Corp.	7,587,315
		14,733,749
	INSURANCE (5.1%)
21,300	eHealth, Inc. *(1)	2,046,504
18,200	Primerica, Inc.	2,376,192
58,600	ProAssurance Corp.	2,117,804
20,300	RenaissanceRe Holdings, Ltd.	3,979,206
131,900	RLI Corp.	11,873,638
9,100	Selective Insurance Group, Inc.	593,229
		22,986,573
		47,160,983
HEALTHCARE (10.9%)
	HEALTHCARE PRODUCTS (3.3%)
17,500	Avanos Medical, Inc. *	589,750
26,500	Cantel Medical Corp. (1)	1,878,850
16,200	CONMED Corp.	1,811,646
28,900	ICU Medical, Inc. *	5,407,768
12,200	Insulet Corp. *(1)	2,088,640
19,700	iRhythm Technologies, Inc. *(1)	1,341,373
23,500	Tactile Systems Technology, Inc. *(1)	1,586,485
		14,704,512
	HEALTHCARE SERVICES (6.1%)
32,000	Chemed Corp.	14,056,320
36,600	Ensign Group, Inc. (The)	1,660,542
8,100	LHC Group, Inc. *	1,115,856
13,900	Medpace Holdings, Inc. *	1,168,434
18,300	Pennant Group, Inc. (The) *	605,181

1

December 31, 2019

Shares		Value
77,800	US Physical Therapy, Inc.	$8,896,430
		27,502,763
	PHARMACEUTICALS (0.6%)
39,066	Neogen Corp. *	2,549,447
	RETAIL (0.2%)
33,500	PetIQ, Inc. *(1)	839,175
	SOFTWARE (0.7%)
41,600	Omnicell, Inc. *	3,399,552
		48,995,449
INDUSTRIALS (28.9%)
	AEROSPACE & DEFENSE (3.6%)
19,500	Kaman Corp.	1,285,440
50,300	Mercury Systems, Inc. *	3,476,233
33,300	Teledyne Technologies, Inc. *	11,539,782
		16,301,455
	BUILDING MATERIALS (3.7%)
118,300	AAON, Inc. (1)	5,845,203
8,400	American Woodmark Corp. *	877,884
26,500	Lennox International, Inc. (1)	6,465,205
53,400	PGT Innovations, Inc. *	796,194
32,000	Trex Co., Inc. *(1)	2,876,160
		16,860,646
	COMMERCIAL SERVICES (3.2%)
33,000	ABM Industries, Inc.	1,244,430
14,200	ASGN, Inc. *	1,007,774
36,200	FTI Consulting, Inc. *	4,005,892
198,800	Healthcare Services Group, Inc. (1)	4,834,816
21,200	Insperity, Inc.	1,824,048
26,000	TriNet Group, Inc. *	1,471,860
		14,388,820
	DISTRIBUTION/WHOLESALE (0.2%)
9,500	SiteOne Landscape Supply, Inc. *(1)	861,175
	ELECTRICAL EQUIPMENT (1.4%)
85,700	EnerSys	6,412,931
	ELECTRONICS (3.6%)
42,600	Watts Water Technologies, Inc. Class A	4,249,776
102,000	Woodward Inc.	12,080,880
		16,330,656
	ENGINEERING & CONSTRUCTION (2.9%)
36,900	Dycom Industries, Inc. *	1,739,835
163,700	Exponent, Inc.	11,296,937
		13,036,772
	HAND & MACHINE TOOLS (0.1%)
4,700	Lincoln Electric Holdings, Inc.	454,631
	HOUSEWARES (3.3%)
187,600	Toro Co. (The)	14,946,092
	MACHINERY DIVERSIFIED (0.7%)
23,300	Applied Industrial Technologies, Inc.	1,553,877
13,700	Kadant, Inc.	1,443,158
		2,997,035
	METAL FABRICATE/HARDWARE (3.0%)
69,500	AZZ, Inc.	3,193,525
52,500	RBC Bearings, Inc. *	8,312,850
12,400	Valmont Industries, Inc.	1,857,272
		13,363,647
	MISCELLANEOUS MANUFACTURERS (1.8%)
19,400	Carlisle Companies, Inc.	3,139,696
44,600	EnPro Industries, Inc.	2,982,848
17,400	John Bean Technologies Corp.	1,960,284
		8,082,828
	RETAIL (0.4%)
38,600	Rush Enterprises, Inc. Class A	1,794,900
	TRANSPORTATION (0.8%)
33,800	Landstar System, Inc.	3,848,806
	TRUCKING & LEASING (0.2%)
11,500	GATX Corp. (1)	952,775
		130,633,169
INFORMATION TECHNOLOGY (21.2%)
	ADVERTISING (1.0%)
17,000	Trade Desk, Inc. (The) Class A *(1)	4,416,260
	CHEMICALS (0.3%)
9,300	Rogers Corp. *	1,159,989
	COMMERCIAL SERVICES (0.6%)
14,100	WEX, Inc. *	2,953,386
	COMPUTERS (4.3%)
5,300	CACI International, Inc. Class A *	1,324,947
67,800	ExlService Holdings, Inc. *	4,709,388
39,700	ForeScout Technologies, Inc. *(1)	1,302,160
47,900	MAXIMUS, Inc.	3,563,281
30,500	Qualys, Inc. *	2,542,785
41,400	Rapid7, Inc. *	2,319,228
41,700	Science Applications International Corp.	3,628,734
		19,390,523
	ELECTRICAL EQUIPMENT (0.4%)
9,200	Littelfuse, Inc.	1,759,960
	ELECTRONICS (2.0%)
36,600	Alarm.com Holdings, Inc. *	1,572,702
3,500	Coherent, Inc. *(1)	582,225
28,500	SYNNEX Corp.	3,670,800
22,000	Tech Data Corp. *	3,159,200
		8,984,927

2

Schedule of Investments (unaudited) (continued)

Shares		Value
	ENERGY-ALTERNATE SOURCES (0.6%)
26,400	SolarEdge Technologies, Inc. *	$2,510,376
	INTERNET (2.7%)
93,900	ePlus, Inc. *	7,914,831
8,700	Mimecast, Ltd. *	377,406
35,900	Proofpoint, Inc. *	4,120,602
		12,412,839
	SEMICONDUCTORS (0.9%)
3,160	Cabot Microelectronics Corp.	456,051
47,200	Inphi Corp. *	3,493,744
		3,949,795
	SOFTWARE (7.4%)
79,300	ACI Worldwide, Inc. *	3,004,281
10,300	Blackbaud, Inc.	819,880
54,200	Everbridge, Inc. *(1)	4,231,936
83,900	Five9, Inc. *	5,502,162
21,600	Instructure, Inc. *(1)	1,041,336
39,300	j2 Global, Inc. (1)	3,682,803
29,100	LivePerson, Inc. *(1)	1,076,700
11,100	Paycom Software, Inc. *	2,938,836
55,000	Progress Software Corp.	2,285,250
98,600	SPS Commerce, Inc. *	5,464,412
76,400	Workiva, Inc. *	3,212,620
17,900	Yext, Inc. *(1)	258,118
		33,518,334
	TELECOMMUNICATIONS (1.0%)
66,200	Acacia Communications, Inc. *	4,489,022
		95,545,411
MATERIALS (4.8%)
	BUILDING MATERIALS (0.4%)
42,800	US Concrete, Inc. *(1)	1,783,048
	CHEMICALS (2.1%)
22,600	Balchem Corp.	2,296,838
26,500	Quaker Chemical Corp. (1)	4,359,780
42,400	Sensient Technologies Corp.	2,802,216
		9,458,834
	HOUSEWARES (0.3%)
13,300	Scotts Miracle-Gro Co. (The)	1,412,194
	MISCELLANEOUS MANUFACTURERS (0.8%)
30,200	AptarGroup, Inc.	3,491,724
	PACKAGING & CONTAINERS (1.2%)
172,600	Silgan Holdings, Inc.	5,364,408
		21,510,208
UTILITIES (1.0%)
	ELECTRIC (0.7%)
44,600	El Paso Electric Co.	3,027,894
	GAS (0.3%)
44,800	South Jersey Industries, Inc. (1)	1,477,504
		4,505,398
TOTAL COMMON STOCKS (Cost $274,010,294) (95.1%)		429,113,100

SHORT-TERM INVESTMENTS (8.3%)

MONEY MARKET FUNDS (8.3%)
21,230,090	State Street Institutional Liquid Reserves Fund (2)	21,232,213
16,410,341	State Street Navigator Securities Lending Government Money Market Portfolio (3)	16,410,341

TOTAL SHORT-TERM INVESTMENTS (Cost $37,642,449) (8.3%)		37,642,554

TOTAL INVESTMENT SECURITIES (103.4%) (Cost $311,652,743)		$466,755,654

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.4%)		(15,414,064)

NET ASSETS (4) (100%)		$451,341,590

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2019, the market value of the securities on loan was $69,845,372.
(2)	Rate reflects 7 day yield as of December 31, 2019.
(3)	Securities with an aggregate market value of $69,845,372 were out on loan in exchange for collateral including $16,410,341 of cash collateral as of December 31, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $311,652,743, aggregate gross unrealized appreciation was $165,916,980, aggregate gross unrealized depreciation was $10,814,069 and the net unrealized appreciation was $155,102,911.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$429,113,100	$—	$—	$429,113,100
Short-Term Investments	37,642,554	—	—	37,642,554
Total Investments in Securities	$466,755,654	$—	$—	$466,755,654

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.